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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment No. ____
This Amendment (check one only):[  ] is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Austin, Calvert & Flavin, Inc.
Address:        112 East Pecan
                Suite 2800
                San Antonio, Texas  78205

Form 13F File Number: 28-3226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:           Mark P. Buyle
Title:          Secretary
Phone:          (913) 236-1928


Signature, Place and Date of Signing:

/s/   Mark P. Buyle   Overland Park, Kansas   November 5th, 1999

Report Type (check only one):

[   ]         13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[ X ]         13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
              manager(s).)
[   ]         13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

              Form 13F File Number                Name
              --------------------                ----
              28-7592                             Waddell & Reed Financial, Inc.